SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
SIGNIFICANT ACCOUNTING POLICIES

2	SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting - The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Recent Accounting Pronouncements - Accounting pronouncements issued, but not effective until after December 31, 2025, are not expected to have a material impact on the Plan's statement of net assets available for benefits or statement of changes in net assets available for benefits.
Use of Estimates and Risks and Uncertainties - The preparation of financial statements in conformity with GAAP requires Plan management to make estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. The Plan utilizes various investment instruments, including short-term investments, unitized funds, common and collective trust funds, registered investment companies, GICs, and certain individual securities listed on major U.S. securities exchanges. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the financial statements.
Investment Valuation and Income Recognition - The Plan's investments are 100% participant directed and stated at fair value, with the exception of the GICs which are stated at contract value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Quoted market prices are used to value all marketable securities. The value of each share of UPS class A common stock held by the Plan as of December 31, 2025 and 2024 is equal to the closing price of a share of UPS class B common stock as reported by the New York Stock Exchange on the last trading day of the applicable year as the class A common stock is readily convertible on a 1:1 basis to class B common stock.
Investments in common and collective trust funds are valued based upon the redemption price of units held by the Plan, which is based on the current fair value of the common and collective trust funds' underlying assets. Unit values are determined by the financial institution sponsoring such funds by dividing the fund’s net assets at fair value by its units outstanding at the valuation dates. The Plan holds the right to liquidate its positions in these common and collective trust funds at any time, subject to a reasonable notification period. No unfunded commitment existed with respect to these common and collective trust funds as of December 31, 2025 or 2024. The redemption frequency is immediate and there are no other redemption restrictions.
Investments in GICs are recorded based on the contract value per each individual contract. Generally, contract value is equal to participant deposits, plus credited interest. Contract value may be subject to adjustments in connection with contract holder directed withdrawals.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold, as well as held during the year.
The Plan also offers a self-managed account option. Within the self-managed account, participants can invest in registered investment companies and individual securities listed on major U.S. securities exchanges. The majority of these investments are stated at fair value based upon quoted market prices, with the exception of corporate bonds purchased by participants which are valued based on observable market inputs.
Administrative Expenses - Administrative expenses of the Plan are paid by the participants as provided in the Plan documents. UPS provides certain accounting, audit, legal and other administrative services to the Plan free of charge. Management fees and operating expenses charged to the Plan for investments are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments. Personal advisor services are made available as an option for Plan participants seeking professional investment advice within their plan accounts. Personal advisor fees of the Plan are paid by the participants as provided in the Plan documents. Administrative fees for 2025 and 2024 were as follows (in thousands):

	2025	2024
Investment advisory and management fees	$1,260	$1,389
Plan administrator fees	3,514	3,002
Personal advisor fees	7,994	$6,913
Total administrative expenses	$12,768	$11,304

Payment of Benefits - Benefit payments to participants are recorded upon distribution.
Notes Receivable from Participants - Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan documents.
Employer Contributions Receivable - Employer contributions receivable are obligations from UPS to the participants for the Plan year, which are not settled until after the Plan year has ended.
Excess Contributions Payable - The Plan is required to return contributions received during the Plan year in excess of IRC limits. Excess contributions payable as of December 31, 2025 were insignificant. For the year ended December 31, 2024, the Plan did not pass certain other non-discrimination requirements. As a result, for the year ended December 31, 2024, de minimis contributions were refundable to certain participants.